Financial Instruments (Details 11) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Provision for expected credit losses	R$ 2,417,890	R$ 1,628,126	R$ 1,295,693
Personal Credit [Member]
IfrsStatementLineItems [Line Items]
Provision for expected credit losses	1,004,565	806,790	660,154
Payroll Loans [Member]
IfrsStatementLineItems [Line Items]
Provision for expected credit losses	1,266,038	697,987	535,182
Payroll Credit Card Loans [Member]
IfrsStatementLineItems [Line Items]
Provision for expected credit losses	126,787	90,969	58,527
Credit card loans
IfrsStatementLineItems [Line Items]
Provision for expected credit losses	16,251	27,561	33,096
Subtotal [Member]
IfrsStatementLineItems [Line Items]
Provision for expected credit losses	2,413,641	1,623,379	1,289,257
Credit Limits Granted And Not Used [Member]
IfrsStatementLineItems [Line Items]
Provision for expected credit losses	4,249	4,747	6,436
Others [Member]
IfrsStatementLineItems [Line Items]
Provision for expected credit losses		72	2,298
Stage 1 [Member]
IfrsStatementLineItems [Line Items]
Provision for expected credit losses	653,664	585,815	411,369
Stage 1 [Member] | Personal Credit [Member]
IfrsStatementLineItems [Line Items]
Provision for expected credit losses	191,616	220,057	184,823
Stage 1 [Member] | Payroll Loans [Member]
IfrsStatementLineItems [Line Items]
Provision for expected credit losses	401,157	311,714	187,342
Stage 1 [Member] | Payroll Credit Card Loans [Member]
IfrsStatementLineItems [Line Items]
Provision for expected credit losses	52,687	41,730	26,161
Stage 1 [Member] | Credit card loans
IfrsStatementLineItems [Line Items]
Provision for expected credit losses	5,137	8,834	7,778
Stage 1 [Member] | Subtotal [Member]
IfrsStatementLineItems [Line Items]
Provision for expected credit losses	650,597	582,340	407,392
Stage 1 [Member] | Credit Limits Granted And Not Used [Member]
IfrsStatementLineItems [Line Items]
Provision for expected credit losses	3,067	3,475	3,977
Stage 1 [Member] | Others [Member]
IfrsStatementLineItems [Line Items]
Provision for expected credit losses		5	1,288
Stage 2 [Member]
IfrsStatementLineItems [Line Items]
Provision for expected credit losses	553,975	270,553	190,472
Stage 2 [Member] | Personal Credit [Member]
IfrsStatementLineItems [Line Items]
Provision for expected credit losses	290,052	143,334	127,543
Stage 2 [Member] | Payroll Loans [Member]
IfrsStatementLineItems [Line Items]
Provision for expected credit losses	236,888	107,426	47,265
Stage 2 [Member] | Payroll Credit Card Loans [Member]
IfrsStatementLineItems [Line Items]
Provision for expected credit losses	19,914	11,407	5,251
Stage 2 [Member] | Credit card loans
IfrsStatementLineItems [Line Items]
Provision for expected credit losses	6,035	7,401	8,917
Stage 2 [Member] | Subtotal [Member]
IfrsStatementLineItems [Line Items]
Provision for expected credit losses	552,889	269,572	189,227
Stage 2 [Member] | Credit Limits Granted And Not Used [Member]
IfrsStatementLineItems [Line Items]
Provision for expected credit losses	1,086	981	1,245
Stage 2 [Member] | Others [Member]
IfrsStatementLineItems [Line Items]
Provision for expected credit losses		4	251
Stage 3 [Member]
IfrsStatementLineItems [Line Items]
Provision for expected credit losses	1,210,251	771,758	693,852
Stage 3 [Member] | Personal Credit [Member]
IfrsStatementLineItems [Line Items]
Provision for expected credit losses	522,897	443,399	347,788
Stage 3 [Member] | Payroll Loans [Member]
IfrsStatementLineItems [Line Items]
Provision for expected credit losses	627,993	278,847	300,575
Stage 3 [Member] | Payroll Credit Card Loans [Member]
IfrsStatementLineItems [Line Items]
Provision for expected credit losses	54,186	37,832	27,115
Stage 3 [Member] | Credit card loans
IfrsStatementLineItems [Line Items]
Provision for expected credit losses	5,079	11,326	16,401
Stage 3 [Member] | Subtotal [Member]
IfrsStatementLineItems [Line Items]
Provision for expected credit losses	1,210,155	771,467	692,638
Stage 3 [Member] | Credit Limits Granted And Not Used [Member]
IfrsStatementLineItems [Line Items]
Provision for expected credit losses	R$ 96	291	1,214
Stage 3 [Member] | Others [Member]
IfrsStatementLineItems [Line Items]
Provision for expected credit losses		R$ 63	R$ 759